Condensed Financial Information of the Company - Statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statements of comprehensive income
Total operating expenses	¥ (149,941,829)	$ (21,441,396)	¥ (131,512,861)	¥ (97,216,866)
Operating profit	93,102,131	13,313,428	108,422,862	58,698,762
Interest income	25,583,848	3,658,442	20,553,493	10,238,080
Interest expenses				(43,987)
Other income/(loss), net	2,726,933	389,946	3,119,847	2,952,579
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	129,005	18,447	17,225	(4,707)
Profit before income tax	119,575,295	17,099,040	132,701,293	71,876,448
Income tax expenses	(21,732,756)	(3,107,743)	(20,266,781)	(11,849,904)
Net Income (Loss)	97,842,539	13,991,297	112,434,512	60,026,544
Other comprehensive income
Foreign currency translation difference, net of tax of nil	(5,476,543)	(783,135)	2,605,982	1,332,984
Unrealized gains/(losses) on available-for-sale debt securities, net of tax	(232,319)	(33,221)	494,803	68,538
Total other comprehensive income/(loss)	(5,708,862)	(816,356)	3,100,785	1,401,522
Comprehensive income	92,133,677	13,174,941	115,535,297	61,428,066
Foreign currency translation difference, tax	0		0	0
Parent Company | Reportable legal entity
Statements of comprehensive income
Total operating expenses	(154,054)	(22,030)	(47,546)	(156,391)
Operating profit	(154,054)	(22,030)	(47,546)	(156,391)
Interest income	685	98	375	6,269
Interest expenses				(43,987)
Other income/(loss), net	152,705	21,837	(19)	107,664
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	97,843,203	13,991,392	112,481,702	60,112,989
Profit before income tax	97,842,539	13,991,297	112,434,512	60,026,544
Income tax expenses	0	0	0	0
Net Income (Loss)	97,842,539	13,991,297	112,434,512	60,026,544
Other comprehensive income
Foreign currency translation difference, net of tax of nil	(5,476,543)	(783,135)	2,605,982	1,332,984
Unrealized gains/(losses) on available-for-sale debt securities, net of tax	(232,319)	(33,221)	494,803	68,538
Total other comprehensive income/(loss)	(5,708,862)	(816,356)	3,100,785	1,401,522
Comprehensive income	92,133,677	$ 13,174,941	115,535,297	61,428,066
Foreign currency translation difference, tax	¥ 0		¥ 0	¥ 0